Derivative Instruments - Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	$ (36,568)	$ (36,520)	$ (62,753)
Unrealized gains (losses) on derivative instruments	22,568	6,900	(277)
Gain (loss) on derivative instruments, net	(14,000)	(29,620)	(63,030)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(38,089)	(37,427)	(62,660)
Unrealized gains (losses) on derivative instruments	18,868	5,200	(9,677)
Gain (loss) on derivative instruments, net	(19,221)	(32,227)	(72,337)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	1,521	907	(93)
Unrealized gains (losses) on derivative instruments	3,700	1,700	9,400
Gain (loss) on derivative instruments, net	$ 5,221	$ 2,607	$ 9,307